Annual Total Returns[BarChart] - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	59.77%	1.81%	(21.94%)	49.35%	(4.94%)	1.42%	14.07%	(4.29%)	21.22%	24.58%